UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05871
                                                     ---------

                     Centennial California Tax Exempt Trust
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JUNE 30
                                                 -------

                      Date of reporting period: 12/31/2008
                                                ----------




ITEM 1. REPORTS TO STOCKHOLDERS.



     December 31, 2008

--------------------------------------------------------------------------------

         Centennial                                           Semiannual
         California                                           Report and
         Tax Exempt Trust                                     Management
                                                             Commentaries

--------------------------------------------------------------------------------

TRUST EXPENSES
--------------------------------------------------------------------------------

          TRUST EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees; and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

          The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2008.

          ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

          HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                   3 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

TRUST EXPENSES Continued
--------------------------------------------------------------------------------

                                   BEGINNING            ENDING                   EXPENSES
                                   ACCOUNT              ACCOUNT                  PAID DURING
                                   VALUE                VALUE                    6 MONTHS ENDED
ACTUAL                             JULY 1, 2008         DECEMBER 31, 2008        DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------
                                   $ 1,000.00           $ 1,006.70               $ 3.85
HYPOTHETICAL
(5% return before expenses)
-----------------------------------------------------------------------------------------------------
                                     1,000.00             1,021.37                 3.88

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2008 is as follows:

EXPENSE RATIO
-------------
     0.76%

The expense ratio reflects reduction to custodian expenses. The "Financial Highlights" table in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                   4 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS December 31, 2008
--------------------------------------------------------------------------------


                                                                                PRINCIPAL
                                                                                   AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.4%
-----------------------------------------------------------------------------------------------------------

CALIFORNIA--97.5%
CA ABAG FAU for Nonprofit Corps. RB, La Jolla Cnty. Day
School, Series A, 0.93% 1                                                    $    715,000    $    715,000
-----------------------------------------------------------------------------------------------------------
CA ABAG FAU for Nonprofit Corps. RB, Santa Cruz
Montessori School, Series 2007, 1% 1                                              600,000         600,000
-----------------------------------------------------------------------------------------------------------
CA ABAG FAU for Nonprofit Corps. RB, The Wright
Institute, Series 2001, 1.15% 1                                                 2,900,000       2,900,000
-----------------------------------------------------------------------------------------------------------
CA EDLFA Pepperdine University RRB, Eclipse Funding Trust
Solar Eclipse Certificates-Series 2006-0065, 1.15% 1,2                          2,200,000       2,200,000
-----------------------------------------------------------------------------------------------------------
CA GOUN, MSTFC Series 2006-2178, 1.17% 1,2                                      6,084,000       6,084,000
-----------------------------------------------------------------------------------------------------------
CA GOUN, SPEARS Deutsche Bank/Lifers Trust-Series
DBE-637, 1.24% 1,2                                                             13,000,000      13,000,000
-----------------------------------------------------------------------------------------------------------
CA GOUN, SPEARS Deutsche Bank/Lifers Trust-Series
DBE-648, 1.24% 1,2                                                              3,627,000       3,627,000
-----------------------------------------------------------------------------------------------------------
CA HFA Home Mtg. RRB, PTTR, Series 3103, 1.30% 1,2                              5,015,000       5,015,000
-----------------------------------------------------------------------------------------------------------
CA HFFAU RB, Northern CA Presbyterian Homes, 1% 1                                 200,000         200,000
-----------------------------------------------------------------------------------------------------------
CA I&E Development Bank RRB, The Colburn School, Series
2008B, 0.90% 1                                                                    500,000         500,000
-----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Garden City Sanitation, Series A, 1.05% 1                      2,420,000       2,420,000
-----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, George Borba & Son Dairy Project, 1.70% 1                      3,800,000       3,800,000
-----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Greenwaste Recovery, Inc. Project, Series
2007A, 1.05% 1                                                                  3,190,000       3,190,000
-----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Greenwaste Recovery, Inc. Project,
Series A, 1.05% 1                                                               1,680,000       1,680,000
-----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Sunset Waste Paper, Inc. Project, 1.05% 1                      2,540,000       2,540,000
-----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Sunset Waste Paper, Inc. Project, Series A, 1.05% 1            1,430,000       1,430,000
-----------------------------------------------------------------------------------------------------------
CA RB, SPEARS Deutsche Bank/Lifers Trust-Series DB-477, 1.24% 1,2               3,625,000       3,625,000
-----------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, PTTR, IAC Project, Series 2681, 1.50% 1,2                         500,000         500,000
-----------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Tyrella Gardens Apts., Series 2003 B, 1.10% 1                   3,285,000       3,285,000
-----------------------------------------------------------------------------------------------------------
CA SCDAU MH RRB, PTTR, IAC Project, Series 2680, 1.35% 1,2                     10,000,000      10,000,000
-----------------------------------------------------------------------------------------------------------
CA SCDAU RB, House Ear Institute Project, Series 2007, 1.75% 1                  7,910,000       7,910,000
-----------------------------------------------------------------------------------------------------------
CA SCDAU RB, MSTFC Series 2008-2742, 1.27% 1,2                                  3,500,000       3,500,000
-----------------------------------------------------------------------------------------------------------
CA SCDAU RRB, Prospect Sierra School, Series 2006, 1% 1                         2,245,000       2,245,000
-----------------------------------------------------------------------------------------------------------
Foothill-De Anza, CA Community College District GOUN,
MSTFC Series 2006-1844, 1.27% 1,2                                               4,950,000       4,950,000
-----------------------------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency, CA Toll Road RB, Sr. Lien,
Series A, 7.05%, 1/1/09                                                         5,000,000       5,000,000
-----------------------------------------------------------------------------------------------------------
Irvine, CA USD SPTX Bonds, Austin Trust Certificates-Series
BOA 315, 1.03% 1,2                                                              6,000,000       6,000,000

                  F1 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
Los Angeles Cnty., CA MTAU Proposition C Sales Tax RB,
Series A, 0.60%, 2/5/09                                                      $  2,500,000    $   2,500,000
------------------------------------------------------------------------------------------------------------
Los Angeles, CA COP, Loyola High School, Series 2005A, 0.93% 1                    450,000          450,000
------------------------------------------------------------------------------------------------------------
Los Angeles, CA COP, Windward School, Series 2007A, 0.93% 1                       500,000          500,000
------------------------------------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp. RB, 0.95%, 2/13/09                  2,000,000        2,000,000
------------------------------------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp. RB, 1.10%, 2/2/09                   1,500,000        1,500,000
------------------------------------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp. RB, Series
A-1&2, 1.64%, 1/8/09                                                            1,000,000        1,000,000
------------------------------------------------------------------------------------------------------------
Modesto, CA MH RRB, Shadowbrook Apts., Series 2001 A, 1% 1                        700,000          700,000
------------------------------------------------------------------------------------------------------------
Northstar Community Housing Corp. CA RB, MH Project,
Series 2006A, 1.25% 1                                                           2,908,000        2,908,000
------------------------------------------------------------------------------------------------------------
Orange Cnty., CA Apt. Development RRB, Villas Aliento,
Series E, 1% 1                                                                    840,000          840,000
------------------------------------------------------------------------------------------------------------
Petaluma, CA Community Development Commision MH RB,
Oakmont at Petaluma Project, Series 1996A, 1.45% 1                                500,000          500,000
------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Teeter RB, Series B, 0.55%, 2/9/09                          4,522,000        4,522,000
------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB, Series A,
1.43%, 1/2/09                                                                   1,000,000        1,000,000
------------------------------------------------------------------------------------------------------------
Riverside, CA Transportation Commission RB, Series A, 1.50%, 1/8/09             1,000,000        1,000,000
------------------------------------------------------------------------------------------------------------
Sacramento Cnty., CA HAU MH RB, Reset Option Certificates II-R
Trust-Series 10010CE, 1.46% 1,2                                                 3,000,000        3,000,000
------------------------------------------------------------------------------------------------------------
Sacramento Cnty., CA HAU MH RB, Reset Option Certificates II-R
Trust-Series 823CE, 1.46% 1,2                                                   1,070,000        1,070,000
------------------------------------------------------------------------------------------------------------
Sacramento, CA MUD RB Series J, 0.80%, 2/12/09                                  4,000,000        4,000,000
------------------------------------------------------------------------------------------------------------
San Diego, CA Public Facilities Water RB, PTTR, Series 2595, 1.15% 1,2          8,300,000        8,300,000
------------------------------------------------------------------------------------------------------------
San Francisco City & Cnty., CA PUC RB, 0.75%, 2/12/09                           2,000,000        2,000,000
------------------------------------------------------------------------------------------------------------
San Francisco City & Cnty., CA PUC RB, Wastewater, 1.05%, 2/3/09                2,500,000        2,500,000
------------------------------------------------------------------------------------------------------------
San Joaquin, CA Transportation Authority Sales Tax RB, 0.50%, 1/5/09            2,500,000        2,500,000
------------------------------------------------------------------------------------------------------------
Turlock, CA Irrigation District RB, Series A, 0.60%, 1/5/09                     4,000,000        4,000,000
------------------------------------------------------------------------------------------------------------
Vacaville, CA MH Mtg. RB, Quail Run Project Series 1988A, 0.64% 1               3,500,000        3,500,000
------------------------------------------------------------------------------------------------------------
Vacaville, CA USD GOUN, Eclipse Funding Trust Solar Eclipse
Certificates-Series 2007-0079, 1.19% 1,2                                       10,285,000       10,285,000
------------------------------------------------------------------------------------------------------------
Vallejo, CA HAU MH RRB, Fountain Plaza Hills Apts., 1.04% 1                       885,000          885,000
------------------------------------------------------------------------------------------------------------
Ventura Cnty., CA PFAU Lease RB, 0.55%, 1/6/09                                  2,500,000        2,500,000
------------------------------------------------------------------------------------------------------------
Ventura Cnty., CA PFAU RB, 1.50%, 1/8/09                                          500,000          500,000
------------------------------------------------------------------------------------------------------------
Victorville, CA Joint Powers FAU Lease RRB, CoGeneration Facilities,
Series 2007A, 1.27% 1                                                          11,000,000       11,000,000
                                                                                             ---------------
                                                                                               172,376,000

                  F2 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                                                                                PRINCIPAL
                                                                                   AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--1.9%
Puerto Rico EPAU RRB, BB&T Municipal Trust Securities,
Series 2006, 1.12% 1,2                                                       $ 2,000,000    $   2,000,000
-----------------------------------------------------------------------------------------------------------
Puerto Rico Sales Tax Finance Corp. RRB, SPEARS Deutsche Bank/Lifers
Trust-Series DBE-627, 1.20% 1,2                                                1,295,000        1,295,000
                                                                                            ---------------
                                                                                                3,295,000

-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $175,671,000)                                     99.4%     175,671,000
-----------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                      0.6        1,132,827
                                                                             ------------------------------

NET ASSETS                                                                         100.0%   $ 176,803,827
                                                                             ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG      Association of Bay Area Governments       MUD        Municipal Utility District
COP       Certificates of Participation             PCFAU      Pollution Control Finance Authority
EDLFA     Educational Facilities Authority          PFAU       Public Finance Authority
EPAU      Electric Power Authority                  PTTR       Puttable Tax Exempt Receipts
FAU       Finance Authority                         PUC        Public Utilities Commission
GOUN      General Obligation Unlimited Nts.         RB         Revenue Bonds
HAU       Housing Authority                         RRB        Revenue Refunding Bonds
HFA       Housing Finance Agency                    SCDAU      Statewide Communities Development
HFFAU     Health Facilities Finance Authority                  Authority
I&E       Infrastructure and Economic               SPEARS     Short Puttable Exempt Adjustable
MH        Multifamily Housing                                  Receipts
MSTFC     Morgan Stanley & Co., Inc. Trust          SPTX       Special Tax
          Floater Certificates                      SWD        Solid Waste Disposal
MTAU      Metropolitan Transportation Authority     USD        Unified School District

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2008. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $84,451,000 or 47.77% of the Trust's net assets as of December 31, 2008.

                  F3 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Trust's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3--unobervable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Trust's investments was determined based on the following inputs as of December 31, 2008:

                                                    INVESTMENTS IN    OTHER FINANCIAL
VALUATION DESCRIPTION                                   SECURITIES       INSTRUMENTS*
---------------------------------------------------------------------------------------
Level 1--Quoted Prices                              $           --               $ --
Level 2--Other Significant Observable Inputs           175,671,000                 --
Level 3--Significant Unobservable Inputs                        --                 --
                                                    -----------------------------------
Total                                               $  175,671,000               $ --
                                                    ===================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Trust at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE TRUST'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F4 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

December 31, 2008
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------

Investments, at value (cost $175,671,000)--see accompanying statement of investments       $ 175,671,000
-----------------------------------------------------------------------------------------------------------
Cash                                                                                             343,960
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                         819,344
Other                                                                                             10,306
                                                                                           ----------------
Total assets                                                                                 176,844,610

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------

Payables and other liabilities:
Shareholder communications                                                                        10,000
Legal, auditing and other professional fees                                                        7,361
Transfer and shareholder servicing agent fees                                                      4,335
Trustees' compensation                                                                             2,330
Custodian fees                                                                                       334
Other                                                                                             16,423
                                                                                           ----------------
Total liabilities                                                                                 40,783

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $ 176,803,827
                                                                                           ================

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------

Paid-in capital                                                                            $ 176,803,828
-----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                  (11,983)
-----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                      11,982
                                                                                           ----------------
NET ASSETS--applicable to 176,785,105 shares of beneficial interest outstanding            $ 176,803,827
                                                                                           ================

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                   $        1.00


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F5 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2008
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------

Interest                                                                                   $ 2,111,258

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------

Management fees                                                                                509,948
---------------------------------------------------------------------------------------------------------
Service plan fees                                                                              177,692
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                   25,583
---------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                    13,872
---------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                      9,122
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                           3,809
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                        683
---------------------------------------------------------------------------------------------------------
Other                                                                                           30,888
                                                                                           --------------
Total expenses                                                                                 771,597
Less reduction to custodian expenses                                                               (44)
                                                                                           --------------
Net expenses                                                                                   771,553

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                        1,339,705

---------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                                   120

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $ 1,339,825
                                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F6 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS             YEAR
                                                                          ENDED            ENDED
                                                              DECEMBER 31, 2008         JUNE 30,
                                                                    (UNAUDITED)             2008
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------

Net investment income                                            $   1,339,705     $   4,437,314
---------------------------------------------------------------------------------------------------
Net realized gain                                                          120            30,772
                                                                 ----------------------------------
Net increase in net assets resulting from operations                 1,339,825         4,468,086

---------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------

Dividends from net investment income                                (1,351,688)       (4,437,314)
---------------------------------------------------------------------------------------------------
Distributions from net realized gain                                        --           (64,816)

---------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from
beneficial interest transactions                                   (66,478,217)       63,943,206

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------

Total increase (decrease)                                          (66,490,080)       63,909,162
---------------------------------------------------------------------------------------------------
Beginning of period                                                243,293,907       179,384,745
                                                                 ----------------------------------
End of period (including accumulated net investment
loss of $11,983 for the period ended December 31, 2008)          $ 176,803,827     $ 243,293,907
                                                                 ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F7 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                                ENDED
                                     DECEMBER 31, 2008                                                    YEAR ENDED JUNE 30,
                                           (UNAUDITED)         2008            2007          2006          2005          2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period        $    1.00     $    1.00       $    1.00     $    1.00     $    1.00     $    1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--
net investment income and net
realized gain                                     .01 1         .02 1           .03 1         .02 1         .01 1          -- 2
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.01)         (.02)           (.03)         (.02)         (.01)           -- 2
Distributions from net realized gain               --            -- 2            -- 2          --            --            --
                                            ----------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                    (.01)         (.02)           (.03)         (.02)         (.01)           -- 2
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $    1.00     $    1.00       $    1.00     $    1.00     $    1.00     $    1.00
                                            ========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                   0.67%         2.22%           2.91%         2.27%         1.13%         0.21%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)    $ 176,804     $ 243,294       $ 179,385     $ 182,065     $ 165,862     $ 139,892
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 202,510     $ 211,565       $ 190,423     $ 184,956     $ 148,312     $ 149,559
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                            1.31%         2.10%           2.84%         2.25%         1.11%         0.21%
Total expenses                                   0.76% 5       0.78% 5,6       0.77% 5       0.76% 6       0.77% 5       0.78% 5,6

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

5. Reduction to custodian expenses less than 0.005%.

6. Reimbursement of expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F8 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial California Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from federal and California personal income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the "Manager"), a subsidiary of OppenheimerFunds, Inc. ("OFI").

     The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Trust's investments under these levels of classification is included following the Statement of Investments.

     "Money market-type" instruments are typically designated as Level 2.

     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Trust's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest

                  F9 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Trust files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Trust's tax return filings generally remain open for the three preceding fiscal reporting period ends.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions,

                  F10 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED DECEMBER 31, 2008             YEAR ENDED JUNE 30, 2008
                                  SHARES                AMOUNT           SHARES              AMOUNT
------------------------------------------------------------------------------------------------------
Sold                         326,105,356        $  326,105,356      777,683,703      $  777,683,703
Dividends and/or
distributions reinvested       1,327,207             1,327,207        4,369,292           4,369,292
Redeemed                    (393,910,780)         (393,910,780)    (718,109,789)       (718,109,789)
                            --------------------------------------------------------------------------
Net increase (decrease)      (66,478,217)       $  (66,478,217)      63,943,206      $   63,943,206
                            ==========================================================================

                  F11 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Trust pays the Manager a management fee based on the daily net assets of the Trust at an annual rate as shown in the following table:

              FEE SCHEDULE
              -----------------------------------------
              Up to $250 million                 0.500%
              Next $250 million                  0.475
              Next $250 million                  0.450
              Next $250 million                  0.425
              Over $1 billion                    0.400

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. ("SSI") acts as the transfer and shareholder servicing agent for the Trust. The Trust pays SSI a per account fee. For the six months ended December 31, 2008, the Trust paid $25,106 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

     Effective as of the close of the New York Stock Exchange on December 5, 2008, the Board of Trustees of the Trust has set the rate for the Service Plan (12b-1) Fees at zero.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. The Manager has voluntarily undertaken to waive fees to the extent necessary to assist the Trust in attempting to maintain a positive yield. There is no guarantee that the Trust will maintain a positive yield. That undertaking may be amended or withdrawn at any time.

     SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective

                  F12 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

--------------------------------------------------------------------------------
5. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund's Board of Trustees has elected for the Fund to participate in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the U.S. Treasury Department. The Treasury Department has accepted the Fund's application to participate in the Program and entered into a Guarantee Agreement with the Fund dated as of September 19, 2008. The Fund has also notified the Treasury Department of its intent to continue its participation in the Program through April 30, 2009.

     Under the Program, shareholders of the Fund as of the close of business on September 19, 2008 may be guaranteed against loss in the event that the Fund's net asset value falls below $0.995. The Program applies only to shareholders of record as of the close of business on September 19, 2008. The number of shares covered by the Program will be the lesser of (a) the number of shares of the Fund owned by the shareholder on September 19, 2008 or (b) the number of shares owned by the shareholder on the date the Fund's net asset value falls below $0.995. If the number of shares of the Fund a shareholder holds after September 19, 2008 fluctuates during the Program period due to purchases or redemptions of shares, any shares in excess of the amount held as of the close of business on September 19, 2008 will not be covered.

     The Fund has paid a fee to participate in the Program's initial term in the amount equal to 0.01% of the Fund's net assets as of the close of business on September 19, 2008. The Fund has paid an additional fee to continue its participation in the Program through April 30, 2009 in the amount of 0.015% of the Fund's net assets as of the close of business on September 19, 2008. Fees paid by the Fund to participate in the Program are included in other expenses on the Statement of Operations. Participation in any further extension of the Program would require payment of an additional fee.

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on August 20, 2008, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the Fund for fiscal year 2009, replacing the firm of Deloitte & Touche LLP, effective at the conclusion of the fiscal 2008 audit. During the two most recent fiscal years the audit reports of Deloitte & Touche LLP contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Deloitte & Touche LLP would have caused it to make reference to the disagreements in connection with its reports.

--------------------------------------------------------------------------------
7. SUBSEQUENT EVENT

The remaining shareholders of the Trust redeemed their shares on February 13, 2009. Following that redemption, the Trust commenced winding down its operations.

                  F13 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  F14 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew Centennial California Tax Exempt Trust's (the "Funds") investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

     Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

     NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

                   5 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
--------------------------------------------------------------------------------

     The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Carol Wolf, the portfolio manager for the Fund, and the Manager's investment team and analysts. The Board members also considered the totality of their experiences with the Manager as Directors or Trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. The Board concluded in light of the Manager's experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.

     INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load California tax-exempt money market funds advised by other investment advisers. The Board considered that the Fund underperformed its performance universe median during the one-, three-, five-, and ten-year periods. The Board considered the Manager's assertion that, in the Fund's category, small performance differences can result in significantly different quintile rankings and that the difference between the best performer and the worst performer in every time period was less than 0.85%. The Board also considered that the gross performance of the Fund compared favorably to its peers.

     COSTS OF SERVICES BY THE MANAGER. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and California tax-exempt money market funds with comparable asset levels and distribution features. The

                   6 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

Board considered that the Fund's actual management fees and total expenses were higher than its expense group median. The Board considered the Manager's explanation that there was significant compression between the quintiles in terms of expenses and that the difference between the fund with the lowest actual total expense and the fund with the highest actual total expense was only 0.394%. The Board also considered that the Manager has voluntarily agreed to assume certain expenses of the Fund that exceed 0.80% of the Trust's average annual net assets.

     ECONOMIES OF SCALE AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund's assets grow.

     OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

     CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.

                   7 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                   8 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

a) Not applicable.
b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1) Not applicable to semiannual reports.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial California Tax Exempt Trust


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009